DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting - Hedging instruments [member] - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018
Fair value hedges [member] | The Group [member] | Interest Rate [member] | Fixed Rate Mortgages [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	[1]	£ 83,818		£ 53,136
Carrying amount of the hedged item, Liabilities	[1]
Accumulated amount of fair value adjustment on the hedged item, Assets	[1]	154		(45)
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[1]
Change in fair value of hedged item for ineffectiveness assessment	[1]	(73)		(173)
Fair value hedges [member] | The Group [member] | Interest Rate [member] | Fixed Rate Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	[2]
Carrying amount of the hedged item, Liabilities	[2]	47,689		44,009
Accumulated amount of fair value adjustment on the hedged item, Assets	[2]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[2]	1,590		1,545
Change in fair value of hedged item for ineffectiveness assessment	[2]	(326)		750
Fair value hedges [member] | The Group [member] | Interest Rate [member] | Fixed rate borrowings [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	[3]
Carrying amount of the hedged item, Liabilities	[3]	1,272		6,528
Accumulated amount of fair value adjustment on the hedged item, Assets	[3]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[3]	136		(103)
Change in fair value of hedged item for ineffectiveness assessment	[3]	(206)		12
Fair value hedges [member] | The Group [member] | Interest Rate [member] | Fixed Rate Bonds [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	[4]	21,354	[3]	23,285
Carrying amount of the hedged item, Liabilities	[4]
Accumulated amount of fair value adjustment on the hedged item, Assets	[4]	660	[3]	232
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[4]
Change in fair value of hedged item for ineffectiveness assessment	[4]	405	[3]	(666)
Fair value hedges [member] | The Bank [member] | Interest Rate [member] | Fixed Rate Mortgages [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	[1]
Carrying amount of the hedged item, Liabilities	[1]
Accumulated amount of fair value adjustment on the hedged item, Assets	[1]
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[1]
Change in fair value of hedged item for ineffectiveness assessment	[1]
Fair value hedges [member] | The Bank [member] | Interest Rate [member] | Fixed Rate Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets			[2]		[1]
Carrying amount of the hedged item, Liabilities		40,557	[2]	34,881	[1]
Accumulated amount of fair value adjustment on the hedged item, Assets			[2]		[1]
Accumulated amount of fair value adjustment on the hedged item, Liabilities		565	[2]	791	[1]
Change in fair value of hedged item for ineffectiveness assessment		(357)	[2]	334	[1]
Fair value hedges [member] | The Bank [member] | Interest Rate [member] | Fixed rate borrowings [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	[2]
Carrying amount of the hedged item, Liabilities		1,272		6,528	[2]
Accumulated amount of fair value adjustment on the hedged item, Assets	[2]
Accumulated amount of fair value adjustment on the hedged item, Liabilities		136		(103)	[2]
Change in fair value of hedged item for ineffectiveness assessment		(206)		12	[2]
Fair value hedges [member] | The Bank [member] | Interest Rate [member] | Fixed Rate Bonds [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Carrying amount of the hedged item, Assets	[3]	20,632		23,105
Carrying amount of the hedged item, Liabilities	[3]
Accumulated amount of fair value adjustment on the hedged item, Assets	[3]	655		232
Accumulated amount of fair value adjustment on the hedged item, Liabilities	[3]
Change in fair value of hedged item for ineffectiveness assessment	[3]	400		(666)
Cash flow hedges [member] | The Group [member] | Interest Rate [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	[5]	(1)		(131)
Cash flow hedge/currency translation reserve, Continuing hedges	[5]	(40)		(8)
Cash flow hedge/currency translation reserve, Discontinued hedges	[5]	6		(7)
Cash flow hedges [member] | The Group [member] | Interest Rate [member] | Customer Loans [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	[1]	(657)		478
Cash flow hedge/currency translation reserve, Continuing hedges	[1]	1,226		860
Cash flow hedge/currency translation reserve, Discontinued hedges	[1]	531		259
Cash flow hedges [member] | The Group [member] | Interest Rate [member] | Central Bank Balances [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	[6]	(220)		(16)
Cash flow hedge/currency translation reserve, Continuing hedges	[6]	85		30
Cash flow hedge/currency translation reserve, Discontinued hedges	[6]	163		20
Cash flow hedges [member] | The Group [member] | Foreign Exchange Contract [Member] | Foreign Currency Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	[2]	28		(40)
Cash flow hedge/currency translation reserve, Continuing hedges	[2]	(20)		12
Cash flow hedge/currency translation reserve, Discontinued hedges	[2]	90		266
Cash flow hedges [member] | The Group [member] | Foreign Exchange Contract [Member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	[5]	116
Cash flow hedge/currency translation reserve, Continuing hedges	[5]	18
Cash flow hedge/currency translation reserve, Discontinued hedges	[5]	(48)
Cash flow hedges [member] | The Group [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	[5]			(62)
Cash flow hedge/currency translation reserve, Continuing hedges	[5]			70
Cash flow hedge/currency translation reserve, Discontinued hedges	[5]			(78)
Cash flow hedges [member] | The Bank [member] | Interest Rate [member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment		(1)	[4]	(7)	[6]
Cash flow hedge/currency translation reserve, Continuing hedges		(126)	[4]	(14)	[6]
Cash flow hedge/currency translation reserve, Discontinued hedges		(58)	[4]	(9)	[6]
Cash flow hedges [member] | The Bank [member] | Interest Rate [member] | Customer Loans [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment		(344)	[1]	376	[4]
Cash flow hedge/currency translation reserve, Continuing hedges		1,037	[1]	982	[4]
Cash flow hedge/currency translation reserve, Discontinued hedges		881	[1]	620	[4]
Cash flow hedges [member] | The Bank [member] | Interest Rate [member] | Central Bank Balances [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment	[5]	(388)		(107)
Cash flow hedge/currency translation reserve, Continuing hedges	[5]			83
Cash flow hedge/currency translation reserve, Discontinued hedges	[5]	441
Cash flow hedges [member] | The Bank [member] | Foreign Exchange Contract [Member] | Foreign Currency Issuance [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Change in fair value of hedged item for ineffectiveness assessment		31	[2]	(41)	[1]
Cash flow hedge/currency translation reserve, Continuing hedges		(38)	[2]	11	[1]
Cash flow hedge/currency translation reserve, Discontinued hedges		7	[2]	£ 26	[1]
Cash flow hedges [member] | The Bank [member] | Foreign Exchange Contract [Member] | Deposits from Customers [member]
DERIVATIVE FINANCIAL INSTRUMENTS (Details) - Schedule of the effects of hedge accounting [Line Items]
Cash flow hedge/currency translation reserve, Continuing hedges	[4]
Cash flow hedge/currency translation reserve, Discontinued hedges	[4]

[1]	Included within loans and advances to customers.
[2]	Included within debt securities in issue.
[3]	Included within amounts due to fellow Lloyds Banking Group undertakings.
[4]	Included within financial assets at fair value through other comprehensive income.
[5]	Included within customer deposits.
[6]	Included within cash and balances at central banks.